UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                               --------------------

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ulysses Management LLC
Address:  One Rockefeller Plaza, 20th Floor
          New York, NY 10020


Form 13F File Number:  28-14306

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Nash
Title:  President
Phone:  (212) 455-6200

Signature, Place, and Date of Signing:

    Joshua Nash                    New York, New York         November 14, 2011
-------------------                ------------------         -----------------
    [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          -----------
Form 13F Information Table Entry Total:     89
                                          -----------
Form 13F Information Table Value Total:     311,272
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               ULYSSES MANAGEMENT LLC
                                                                  S.E.C. FORM 13F
                                                          FOR QUARTER ENDED SEPTEMBER 30, 2011

                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:     ITEM 5:                (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair      Shares or               as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market    Principal                   in    (c) Shared   See
Name of Issuer   Class    Number       Value      Amount        (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ENSTAR GROUP LTD   SHS   G3075P101      76,184      800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ENSTAR GROUP LTD   SHS   G3075P101     304,736    3,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
TE                 REG
CONNECTIVITY       SHS   H84989104      22,512      800 SHARES                X                                        X
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TE                 REG
CONNECTIVITY       SHS   H84989104     146,328    5,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL.         SHS   H89128104      32,600      800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL.         SHS   H89128104     171,150    4,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ABOVENET           COM   00374N107   1,574,286   29,371 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ABOVENET           COM   00374N107  11,743,760  219,100 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER     SPONSORED
BUSCH CO.          ADR   03524A108   2,961,582   55,900 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER     SPONSORED
BUSCH CO.          ADR   03524A108  14,558,904  274,800 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
AVATAR
HOLDINGS           COM   053494100     420,738   51,435 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
BALL CORPORATION   COM   058498106     148,896    4,800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
BALL CORPORATION   COM   058498106     781,704   25,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
BECTON
DICKINSON CO       COM   075887109     410,592    5,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
BECTON
DICKINSON CO       COM   075887109   2,155,608   29,400 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC  COM   17275R102   1,201,250   77,500 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP       *W EXP
WTS 1/4/2019  01/04/201  172967226      23,936   54,400 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP       *W EXP
WTS 1/4/2019  01/04/201  172967226     125,664  285,600 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR           COM   19259P300     176,000    4,400 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR           COM   19259P300     824,000   20,600 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP.
CL A              CL A   20030N101     140,164    6,700 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP.
CL A              CL A   20030N101     696,636   33,300 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS
INC                COM   228368106     514,248   16,800 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS
INC                COM   228368106   2,699,802   88,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
CYMER INC.         COM   232572107     126,310    3,400 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CYMER INC.         COM   232572107     616,690   16,600 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC.       COM   30212P105   3,010,175  116,900 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC.       COM   30212P105  14,203,700  551,600 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
FIDUS
INVESTMENT
CORP               COM   316500107   4,912,077  390,157 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE          COM   34354P105      22,200      300 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
FLOWSERVE          COM   34354P105      88,800    1,200 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
GREEN DOT
CL A              CL A   39304D102     115,915    3,701 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
GREEN DOT
CL A              CL A   39304D102     607,608   19,400 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ITT CORP           COM   450911102     235,200    5,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ITT CORP           COM   450911102   1,234,800   29,400 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL       COM   45867G101      74,528    1,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL       COM   45867G101      74,528    1,600 PUT                    X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL       COM   45867G101     391,272    8,400 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL       COM   45867G101     391,272    8,400 PUT          X                                       X
------------------------------------------------------------------------------------------------------------------------------------
J.P.MORGAN         COM   46625H100   1,403,592   46,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
J.P.MORGAN         COM   46625H100   6,773,988  224,900 SHARES       X                                       X




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JOHNSON
& JOHNSON          COM   478160104   1,803,701   28,320 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON
& JOHNSON          COM   478160104   7,617,324  119,600 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS   COM   48203R104      29,342    1,700 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS   COM   48203R104     143,258    8,300 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
LIZ CLAIRBORNE
INC.               COM   539320101     193,500   38,700 SHARES                 X                                       X
------------------------------------------------------------------------------------------------------------------------------------
LIZ CLAIRBORNE
INC.               COM   539320101   1,016,500  203,300 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN    COM   539830109      72,640    1,000 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
LOCKHEED MARTIN    COM   539830109     363,200    5,000 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM   594918104   3,449,754  138,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM   594918104  13,998,136  562,400 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
MOVE INC           COM   62458M108     290,580  200,400 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MOVE INC           COM   62458M108   1,434,920  989,600 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
NORTH VALLEY       COM
BANCORP            NEW   66304M204     589,050   63,000 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
NORTH VALLEY       COM
BANCORP            NEW   66304M204   2,398,275  256,500 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP        COM   68389X105     870,822   30,300 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP        COM   68389X105   3,727,578  129,700 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
POWERSHARES       UNIT
QQQ TRUST        SER 1   73935A104   2,676,990   51,000 PUT                   X                                        X
------------------------------------------------------------------------------------------------------------------------------------
POWERSHARES       UNIT
QQQ TRUST        SER 1   73935A104  13,070,010  249,000 PUT          X                                       X
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED          COM
BANK LA            NEW   740367404     155,942   19,640 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED          COM
BANK LA            NEW   740367404     780,978   98,360 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
QUALCOM            COM   747525103     160,479    3,300 CALL                  X                                        X
------------------------------------------------------------------------------------------------------------------------------------
QUALCOM            COM   747525103     812,121   16,700 CALL         X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500       TR
ETF TR            UNIT   78462F103  21,600,335  190,900 PUT                   X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500       TR
ETF TR            UNIT   78462F103 108,126,140  955,600 PUT          X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P
MIDCAP 400      UTSER1
ETR TR         S&PDCRP   78467Y107   2,885,239   20,300 PUT                   X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P
MIDCAP 400      UTSER1
ETR TR         S&PDCRP   78467Y107  14,170,361   99,700 PUT          X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY         COM   82568P304      78,242    1,900 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY         COM   82568P304     415,918   10,100 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SONUS NETWORKS     COM   835916107     165,456   76,600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SONUS NETWORKS     COM   835916107     698,544  323,400 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPRINT             COM
                  SER 1  852061100      17,632    5,800 CALL                  X                                        X
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SPRINT             COM
                  SER 1  852061100      88,768   29,200 CALL         X                                       X
------------------------------------------------------------------------------------------------------------------------------------
STANLEY WORKS      COM   854502101      29,460      600 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
STANLEY WORKS      COM   854502101     166,940    3,400 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
STAPLES            COM   855030102     736,820   55,400 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
STAPLES            COM   855030102   3,652,180  274,600 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
TRAVELERS COS      COM   89417E109     155,936    3,200 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
TRAVELERS COS      COM   89417E109     818,664   16,800 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
URS CORP           COM   903236107     118,640    4,000 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
URS CORP           COM   903236107      59,320    2,000 SHARES       X                                       X
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VODAFONE          SPONS
GROUP              ADR
PLC                NEW   92857W209   2,899,580  113,000 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE          SPONS
GROUP              ADR
PLC                NEW   92857W209  14,061,680  548,000 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
WAL MART
STORES             COM   931142103     155,700    3,000 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WAL MART
STORES             COM   931142103     622,800   12,000 SHARES       X                                       X
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WEST COAST
BANCORP            COM
OREGON             NEW   952145209   1,808,310  129,165 SHARES                X                                        X
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WEST COAST
BANCORP            COM
OREGON             NEW   952145209   5,768,770  412,055 SHARES       X                                       X
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS.      COM   969457100      21,906      900 SHARES                X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS.      COM   969457100      99,794    4,100 SHARES       X                                       X
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